Refundable Deposits from Customers for Systems Leasing	12 Months Ended
Dec. 31, 2020
Refundable Deposit From Customers For Systems Leasing [Abstract]
REFUNDABLE DEPOSITS FROM CUSTOMERS FOR SYSTEMS LEASING

10. REFUNDABLE DEPOSITS FROM CUSTOMERS FOR SYSTEMS LEASING

As of December 31, 2020 and 2019, the balance of refundable deposits from customers for systems leasing was $0 and $544,709 (for Pucheng systems), respectively.